Annual Total Returns - FidelityHealthyFutureFund-AMCIZPRO - FidelityHealthyFutureFund-AMCIZPRO - Fidelity Healthy Future Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	May 24, 2022
Fidelity Advisor Healthy Future Fund - Class A
Bar Chart Table:
Annual Return 2023	18.70%